Filed under Rule 497(e)
Registration No. 333-111662

SunAmerica Specialty Series

AIG Focused Alpha Large-Cap Fund

(the “Fund”)

Supplement dated May 24, 2019, to the Fund’s

Prospectus dated February 28, 2019, as supplemented and amended to date

In the section entitled “Fund Highlights: AIG Focused Alpha Large-Cap Fund,” on page 11 of the Prospectus, the table under the heading “Portfolio Managers” is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Thomas F. Marsico	2005	Portfolio Manager and Chief Investment Officer (Marsico)
Brandon Geisler	2019	Portfolio Manager and Senior Analyst (Marsico)
Antonio DeSpirito	2017	Managing Director and Portfolio Manager (BlackRock)
Carrie King	2017	Managing Director and Portfolio Manager (BlackRock)
Todd Burnside	2017	Director and Portfolio Manager (BlackRock)

In the section entitled “Fund Management,” the table on page 31 is deleted in its entirety and replaced with the following:

Fund	Name, Title and Affiliation of Portfolio Manager	Experience
AIG Focused Growth Fund	Thomas F. Marsico, Portfolio Manager, Chief Executive Officer and Chief Investment Officer (Marsico)	Mr. Marsico is the Founder, Chief Executive Officer and Chief Investment Officer of Marsico. Mr. Marsico has over 35 years of experience in the investment management field as a securities analyst and a portfolio manager.

	Brandon Geisler, Portfolio Manager and Senior Analyst (Marsico)	Mr. Geisler is a Portfolio Manager and Senior Analyst at Marsico. Mr. Geisler joined Marsico in 2006 and has nearly 15 years of experience in the financial services industry. Mr. Geisler spent four years with Goldman, Sachs & Co., where he was a Vice President in Equity Research covering the restaurant, retailing, and other consumer-related industry groups. At Marsico, Mr. Geisler has remained actively involved in those areas, while broadening his research responsibilities to include many other industries. Mr. Geisler received his MBA degree and Honours BS degree from McMaster University in Ontario.

	Ronald Baron, Portfolio Manager, Chairman, Chief Executive Officer and Chief Investment Officer (BAMCO)	Mr. Baron is the Founder, Chairman, Chief Executive Officer and Chief Investment Officer of BCG and its subsidiaries. BAMCO, established in 1987, is one of its subsidiaries. Mr. Baron has managed money for others on a discretionary basis since 1975. In 1982, he established Baron Capital, Inc. and was the founding Portfolio Manager of several Baron Mutual Funds.

Fund	Name, Title and Affiliation of Portfolio Manager	Experience

AIG Focused Alpha Large-Cap Fund	Thomas F. Marsico, Portfolio Manager, Chief Executive Officer and Chief Investment Officer (Marsico)	See the AIG Focused Growth Fund above.

	Brandon Geisler, Portfolio Manager and Senior Analyst (Marsico)	See the AIG Focused Growth Fund above.

	Antonio (Tony) DeSpirito, Managing Director and Portfolio Manager (BlackRock)	Prior to joining BlackRock in 2014, Mr. DeSpirito worked at Pzena Investment Management, where he served as Managing Principal, portfolio manager, and a member of the firm’s Executive Committee. Mr. DeSpirito was responsible for a suite of large-cap value, all-cap value and two hedge fund portfolios. Having managed value equity assets since 1996, Mr. DeSpirito served as a portfolio manager for the John Hancock Classic Value, PACE Large Company Value, and Vanguard Windsor funds. Mr. DeSpirito earned a BS degree in economics with concentration in finance, summa cum laude, from the Wharton School of the University of Pennsylvania in 1990, and a JD degree, magna cum laude, from Harvard Law School in 1993.

	Carrie King, Managing Director and Portfolio Manager (BlackRock)	Ms. King’s service with the firm dates back to 1993, including her years with Merrill Lynch Investment Managers (MLIM), which merged with BlackRock in 2006. At MLIM, Ms. King served several roles including senior fund analyst, associate portfolio manager, and industry analyst, all with an emphasis on a value-oriented investment style. Ms. King has been a member of the Basic Value team since 1996. Prior to joining MLIM, Ms. King was an industry analyst for The Fuji Bank from 1991 to 1993, and an equity securities analyst for Kidder, Peabody & Co from 1986 to 1989. She began her career as a research analyst for John Hancock Financial Services in 1985. Ms. King earned a BS degree in business administration from Boston University in 1985 and an MBA degree from New York University in 1990.

	Todd Burnside, Director and Portfolio Manager (BlackRock)	Director, is a member of the U.S. Income & Value team within the Fundamental Active Equity business of BlackRock’s Active Equities Group. Mr. Burnside is lead Portfolio Manager for the BlackRock Large Cap Core portfolios and maintains investment expertise in the consumer discretionary, financials and telecommunications sectors. Mr. Burnside joined BlackRock in 2008. Previously, he was an analyst with Morgan Stanley Investment Management from 2003 to 2008, where he was responsible for covering US large cap industrials and consumer stocks. Prior to that, he was a software equity analyst with Prudential Securities from 1999 to 2001. He began his career as an analyst with Nasdaq-Amex in 1997. Mr. Burnside earned a BS degree in Finance from Penn State University in 1997 and an MBA degree in Finance from New York University in 2003.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP1_S5118FAF_2-19

Filed under Rule 497(e)
Registration No. 333-111662

SunAmerica Specialty Series

AIG Focused Alpha Large-Cap Fund

(the “Fund”)

Supplement dated May 24, 2019, to the Fund’s

Statement of Additional Information (“SAI”) dated February 28, 2019,

as supplemented and amended to date

In the section entitled “Information Regarding the Portfolio Managers, Personal Securities Trading, Distributor and Servicing Agent” on page 38 of the SAI, the table under the heading “Other Accounts Managed by the Portfolio Managers” is deleted in its entirety and replaced with the following:

			Number of Other Accounts Managed and Total Assets by Account ($millions except as noted)					Number of Accounts and Total Assets for Which Advisory Fee is Performance- Based ($millions except as noted)
Fund	Advisers / Subadvisers	Portfolio Manager	RICs	OPIs		OAs		RICs	OPIs		OAs
Focused Growth Fund	Marsico	Thomas F. Marsico	6	3	**	23	*	0	1	**	0
			$1,500.4	$172.5	**	$585.7	*	$0	$11.3	**	$0
Focused Growth Fund	Marsico	Brandon Geisler	3	2	**	2	*	0	1	**	0
			$563.4	$23.6	**	$168.9	*	$0	$11.3	**	$0
Focused Growth Fund	BAMCO	Ronald Baron	5	2		24		0	0		0
			$9,964	$57		$593		$0	$0		$0
Focused Alpha Large-Cap Fund	Marsico	Thomas F. Marsico	6	3	**	23	*	0	1	**	0
			$1,630.6	$172.5	**	$585.7	*	$0	$11.3	**	$0
Focused Alpha Large-Cap Fund	Marsico	Brandon Geisler	3	2	**	2	*	0	1	**	0
			$563.4	$23.6	**	$168.9	*	$0	$11.3	**	$0
Focused Alpha Large-Cap Fund	BlackRock***	Antonio DeSpirito	10	6		2		0	0		0
			$22.27 Billion	$2.15 Billion		$260.3 Million		$0	$0		$0
Focused Alpha Large-Cap Fund	BlackRock***	Carrie King	7	3		1		0	0		0
			$1.79 Billion	$947.5		$3.96		$0	$0		$0
Focused Alpha Large-Cap Fund	BlackRock	Todd Burnside	2	5		1		0	0		0
			$985.4	$2.12 Billion		$111.5		$0	$0		$0

*	Includes two model portfolios which represent assets in managed account programs that may have a number of underlying client accounts.

**

Includes one account for total assets (in millions) of approximately $11.26 for which Marsico receives a performance-based advisory fee. Marsico does not currently receive any performance-based advisory fees for its management of any U.S. client accounts, but Marsico does have a performance fee arrangement with one sub-advised non-U.S. pooled investment vehicle organized in Australia, where Marsico understands performance fees are customary. Under this arrangement, if applicable, Marsico receives a portion of the investment vehicle’s outperformance of the MSCI ACWI Net in Australian dollars (net of a base advisory fee) over a one-year period ending June 30 each year.

***	Information provided is as of December 31, 2018.

The information in the table above is as of October 31, 2018.

In the section entitled “Information Regarding the Portfolio Managers, Personal Securities Trading, Distributor and Servicing Agent” on page 39 of the SAI, the table under the heading “Portfolio Manager Ownership of Fund Shares” is deleted in its entirety and replaced with the following:

Fund	Name of Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in each Fund Managed by the Named Portfolio Manager
Focused Growth Fund	Thomas F. Marsico	None*
Focused Growth Fund	Brandon Geisler	None*
Focused Growth Fund	Ronald Baron	$100,001–$500,000
Focused Alpha Large-Cap Fund	Thomas F. Marsico	None*
Focused Alpha Large-Cap Fund	Brandon Geisler	None*
Focused Alpha Large-Cap Fund	Antonio DeSpirito	None
Focused Alpha Large-Cap Fund	Carrie King	None
Focused Alpha Large-Cap Fund	Todd Burnside	None

*	Marsico’s Code of Ethics does not permit covered employees, including portfolio managers, to invest in mutual funds sub-advised by Marsico.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP1_FAFSAI_2-19

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